Debt issued designated at fair value (Table)	3 Months Ended
Jun. 30, 2020
Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	30.6.20	31.3.20	31.12.19
Issued debt instruments
Equity-linked[1]	35,657	32,927	41,722
Rates-linked	13,694	12,898	16,318
Credit-linked	1,866	1,682	1,916
Fixed-rate	4,436	3,797	4,636
Commodity-linked	1,335	1,249	1,567
Other	655	488	432
Total debt issued designated at fair value	57,644	53,040	66,592
of which: issued by UBS AG with original maturity greater than one year[2]	41,403	37,364	51,031
of which: life-to-date own credit (gain) / loss	39	(741)	82
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 30 June 2020 was unsecured (31 March 2020: 100% of the balance was unsecured; 31 December 2019: more than 99% of the balance was unsecured).